Convertible Senior Notes - Effective Interest Rates of Notes (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The 2023 Notes
Debt Instrument [Line Items]
Effective interest rate	4.41%	7.04%	7.04%
The 2025 Notes
Debt Instrument [Line Items]
Effective interest rate	2.48%	6.01%	6.01%
The 2026 Notes
Debt Instrument [Line Items]
Effective interest rate	4.53%	6.94%	6.94%
The PAG Notes
Debt Instrument [Line Items]
Effective interest rate	12.27%